Commitments and Contingencies (Details)								1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 03, 2023 USD ($)	Mar. 30, 2023	Oct. 03, 2022 USD ($)	Jul. 11, 2022 USD ($)	May 02, 2022 USD ($) $ / shares shares	May 02, 2022 $ / shares shares	Oct. 21, 2021 shares	Aug. 17, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	May 02, 2023 USD ($)	Jan. 29, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 12, 2022 USD ($)
Commitments and Contingencies [Line Items]
Additional units of purchase (in Shares) | shares							1,125,000
Exercised option (in Shares) | shares					375,000
Underwriting agreement									$ 0.45
Aggregate expenses					$ 125,000				125,000
Estimated fair value									$ 946,181		$ 946,181
Agreement description									The fee structure for this agreement is as follows: (i) an upfront retainer of $37,500 (ii) billing on an hourly basis for time (iii) each month fifty percent (50%) of the amount billed shall be due and owing (iv) the remaining fifty percent (50%) not paid on a monthly basis will be deferred until the closing of the Initial Business Combination and will be paid with a twenty percent (20%) premium. As of September 30, 2023, the total outstanding billed amount for services provided by EGS is $882,325 of which $441,163 (50% of the outstanding balance) is considered outstanding per the terms of the EGS Agreement and is included in accrued liabilities on the Consolidated Balance Sheet. As the Initial Business Combination cannot be deemed probable as of September 30, 2023 and payment of the deferred portion of the outstanding balance is contingent upon a successful Initial Business Combination, no amount was accrued for the deferred portion of the outstanding amount or the premium.	The fee structure for this agreement is as follows: (i) an upfront retainer of $37,500 (ii) billing on an hourly basis for time (iii) each month fifty percent (50%) of the amount billed shall be due and owing (iv) the remaining fifty percent (50%) not paid on a monthly basis will be deferred until the closing of the Initial Business Combination and will be paid with a twenty percent (20%) premium. As of September 30, 2023, the total outstanding billed amount for services provided by EGS is $882,325 of which $441,163 (50% of the outstanding balance) is considered outstanding per the terms of the EGS Agreement and is included in accrued liabilities on the Consolidated Balance Sheet. As the Initial Business Combination cannot be deemed probable as of September 30, 2023 and payment of the deferred portion of the outstanding balance is contingent upon a successful Initial Business Combination, no amount was accrued for the deferred portion of the outstanding amount or the premium.
Transaction amount								$ 50,000,000
Transaction expenses cash								40,000,000
Additional common stock amount								150,000
Success transaction cash								500,000		€ 1,000,000		€ 1,000,000
Gross proceeds percentage		1.00%
Retainer amount			$ 15,000	$ 15,000
Due payable amount			20,000	20,000
Aggregate transaction value			400,000,000	400,000,000					$ 300,000,000		300,000,000
Retainer fees			$ 40,000	$ 40,000
Payable amount									1,600,000		1,600,000
Payable sponsor entity amount									$ 1,600,000		$ 1,600,000
Transaction purchase price rate									0.85%	0.85%	0.85%	0.85%
Aggregate value									$ 300,000,000		$ 300,000,000
Percentage of purchase price									0.40%	0.40%	0.40%	0.40%
Contingent earn	$ 150,000,000
Revenue milestone	52,000,000
Business combination aggregate value									$ 500,000,000		$ 650,000,000
Purchase additional units (in Shares) | shares							1,125,000
Underwritting discount rate											0.45%	0.45%
Agregate amount													$ 900,000	$ 50,000		$ 300,000
Price per unit (in Dollars per share) | $ / shares					$ 10	$ 10
Deferred underwriting commissions per share (in Dollars per share) | $ / shares											$ 0.45
Outstanding billed amount											$ 892,784				$ 634,055
Outstanding billed percentage											50.00%
Gross proceeds percentage		1.00%
Maxim Group LLC [Member]
Commitments and Contingencies [Line Items]
Agregate amount											$ 3,543,750
Road Show [Member]
Commitments and Contingencies [Line Items]
Agregate amount											125,000
Underwriters Discount [Member]
Commitments and Contingencies [Line Items]
Underwriting agreement (in Dollars per share) | $ / shares									$ 0.45
Underwriting agreement									$ 3,543,750
IPO [Member]
Commitments and Contingencies [Line Items]
Exercised option (in Shares) | shares					375,000
Underwriting agreement (in Dollars per share) | $ / shares									$ 0.15
Underwriting agreement									$ 1,181,250
Agregate amount											$ 2,362,500
New issuance											$1,181,250	$1,181,250
Deferred underwriting commissions per share (in Dollars per share) | $ / shares											$ 0.3
Proceeds from issuance of initial public offering					$ 125,000
Ordinary shares issued (in Shares) | shares					7,875,000	7,875,000
Deferred Underwriting Commission [Member]
Commitments and Contingencies [Line Items]
Underwriting agreement (in Dollars per share) | $ / shares									$ 0.3
Underwriting agreement									$ 2,362,500
Pubco Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Business combination aggregate value									$ 150,000,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued (in Shares) | shares									118,125	118,125
Transaction expenses cash								200,000
Ordinary shares issued (in Shares) | shares											118,125	118,125
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share) | $ / shares					$ 10	$ 10
Repurchase Agreements [Member]
Commitments and Contingencies [Line Items]
Transaction expenses cash								75,000,000
Additional common stock amount								500,000
Success transaction cash								$ 500,000
Alliance Global Partners [Member]
Commitments and Contingencies [Line Items]
Business combination percentage		1.00%
Restated Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Business combination value	$ 150,000,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share) | $ / shares											$ 0.15
EGS Agreement [Member]
Commitments and Contingencies [Line Items]
Outstanding billed amount											$ 446,392				$ 317,027
EEW [Member]
Commitments and Contingencies [Line Items]
Transaction amount											$ 52,000,000